LOSS PER SHARE (Details - Anti-dilutive shares) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Convertible Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible shares	5,898,256	5,898,256